Share capital - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Treasury stock (in shares)	272	277
Treasury shares, market value	£ 2,574	£ 2,359
Treasury shares, gifted (in shares)	3	3
Treasury stock, reissued (in shares)	2	3
Shares reissued to employee share schemes as percent of ordinary shares	0.10%	0.20%
Treasury shares, reissued, nominal value	£ 1	£ 1
Gross proceeds from reissue of treasury shares	17	18
Purchase of own shares, employee share trusts	£ 6	£ 2	£ 5
Maximum number of treasury shares held during the year (in shares)	277	283
Treasury shares as percent of ordinary shares	7.30%	7.70%
Treasury shares, nominal value	£ 34	£ 35